Financial Liabilities at FVTPL - Summary Of Financial Liabilities At FVTPL (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 8,952,399		₩ 4,873,458
Total	8,952,399	$ 7,103,951	4,873,458
Financial liabilities at fair value through profit or loss measured at fair value
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	8,952,399		4,873,458
Gold banking liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	35,161		65,016
Securities sold
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	12,113		241,174
Derivative liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 8,905,125		₩ 4,567,268